Basis of Presentation and General Information - Non-Vessel Owning Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2021
Dynagas Operating GP LLC ("Dynagas Operating GP") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%
Dynagas Operating LP ("Dynagas Operating") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%